Average Annual Total Returns{- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-05 - Fidelity Managed Retirement 2025 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		IXZNL Past 1 year	IXZNL Since Inception		SP001 Past 1 year	SP001 Since Inception
Total	13.31%	13.92%	[1]	7.51%	6.39%	[1]	12.60%	12.84%	[1]	18.40%	20.72%	[1]

[1]	(a)From August 1, 2019